Convertible Preferred Shares and Attached Warrants (Details) - USD ($)			12 Months Ended
	Sep. 30, 2023	Feb. 15, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 06, 2023	Jan. 01, 2022
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Convertible debenture, description			a) Series A Convertible Preferred Shares (the “Series A Convertible Preferred Shares”) with a stated value of $7,000,000; b) a warrant (the “Series D Warrant”) to purchase 46,667 ADSs of the Company until the fifth year anniversary of the closing date at an exercise price of $150.00 per ADS; c) a one-year warrant to purchase 266,667 ADS (the “Series E Warrant”) at an exercise price of $150.00 per ADS, each exercise of which entitles the warrant holder to receive one ADS and a 8% cash discount; and d) a 5-year warrant to purchase 266,667 ADS (the “Series F Warrant”, together with the Series D Warrant and the Series E Warrant, the “February 2021 Warrants”) at an exercise price of $150.00 per ADS. The exercisability of Series F Warrant shall vest ratably from time to time in proportion to the exercise of the Series E Warrants by the holder. The transactions contemplated under the Securities Purchase Agreement were closed on February 18, 2021.
Series convertible preferred shares par value (in Dollars per share)			$ 0.0001	$ 0.0001
Net proceeds of convertible preferred shares			$ 2,365,000	$ 8,095,000
Aggregate proceeds			$ 3,100,000
Dividend shares (in Shares)			575
Carrying value					3,929,000
Cumulative dividend				278,000	16,000
Conversion price per share (in Dollars per share)			$ 37.5
Warrants an aggregate			$ 6,100,000
Debt discounts original issue discount			145,000
Accrued dividend				294,000
Dividend to preferred stockholders				187,000
Fair value of warrants			$ (565,313)	$ (1,260,354)	$ 470,804
Expected term			5 years 11 months 8 days
Stock price per share (in Dollars per share)			$ 0.685
Risk free rate, percentage			3.90%
Expected dividend yield percentage			0.00%
Warrants exercise price per share (in Dollars per share)					$ 87.5
Net proceeds	$ 700,000
Maximum [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Expected term			5 years 1 month 17 days
Volatility, percentage			106.31%
Risk free rate, percentage			4.503%
Fair value warrants (in Dollars per share)					100
Minimum [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Expected term			2 years 1 month 17 days
Volatility, percentage			60.19%
Risk free rate, percentage			3.81%
Fair value warrants (in Dollars per share)					$ 122.5
Median [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Volatility, percentage			60.29%
Risk free rate, percentage			3.75%
February 2021 Series A Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Debt received		$ 6,440,000
Convertible debenture, description			(i) the conversion price of the Series A Preferred Shares is adjusted to the lower of $87.50 or 90% of the lowest daily Volume-Weighted Average Price in the last 10 trading days prior to conversion, in no event that the conversion price shall be lower than $37.50, as amended; (ii) the exercise price of the Series D Warrants is adjusted to $125.00; (iii) the exercise price of the Series E Warrants is adjusted to $100.00; and (iv) the exercise price of the Series F Warrants is adjusted to $125.00. The ADSs issuable upon exercise of the Series D/E/F Warrants were adjusted to 56,000, 400,000 and 320,000, respectively for the aggregate exercise price to remain unchanged.
Conversion price (in Dollars per share)				$ 8,280,270
Additional paid in capital			$ 81,000
Net of debt discounts paid			620,000
Series A preferred shares remained outstanding (in Shares)					6,500
Accrued dividend converted into an aggregate (in Shares)				325,000
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Series D [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Aggregate proceeds			2,149,000
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Series E [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Aggregate proceeds			$ 4,231,000
December 2020 Convertible Debenture and Warrants [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Aggregate amount					$ 5.3
Dividend shares (in Shares)					500
Net proceeds allocated to convertible debenture				$ 4,000
December 2021 Series B Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Convertible debenture, description			a) Series B Convertible Preferred Shares (the “Series B Convertible Preferred Shares”) with a stated value of $4,000,000; and b) a 5-year warrant to purchase 45,714 ADSs (the “Series G Warrants”, or the “December 2021 Warrants”) of the Company until on or prior to December 13, 2026 at an exercise price of $125.00 per ADS.
Dividend rights rate			8.00%
Conversion price (in Dollars per share)			$ 87.5
Lower conversion price (in Dollars per share)			$ 87.5
Percentage of lowest daily volume-weighted average price			90.00%
Aggregate cash			100.00%
Cash investment			$ 3,800,000
Stock and classified in stockholders’ equity, description			The fair value of December 2021 Warrants is estimated to be at $29.00 per share by using Binomial Option Pricing Model with an expected term of 5 years, a stock price of $85.00 per ADS, volatility of 53.42%, a risk free rate of 1.30% and an expected dividend yield of 0%.
Debt discount			$ 1,613,000
Warrants an aggregate			8,000
Debt discounts original issue discount			50,000
Deemed dividends to preferred stockholders in amount					$ 36,000
Carrying amount accreted					1,222,000
December 2021 Series B Convertible Preferred Shares and Warrants [Member] | Series B [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Net proceeds of convertible preferred shares			2,800,000
December 2021 Series B Convertible Preferred Shares and Warrants [Member] | Series G [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Net proceeds of convertible preferred shares			950,000
Debt discount			1,613,000
Proceeds to the detachable Series G Warrants			950,000
Convertible amount			$ 1,186,000
Binomial Option Pricing Model [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Stock price per share (in Dollars per share)			$ 0.685
Expected dividend yield percentage			0.00%
Binomial Option Pricing Model [Member] | Maximum [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Expected term			7 years 11 months 8 days
Volatility, percentage			108.01%
Risk free rate, percentage			3.93%
Binomial Option Pricing Model [Member] | Minimum [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Expected term			4 years 1 month 17 days
Volatility, percentage			63.28%
Risk free rate, percentage			3.65%
Binomial Option Pricing Model [Member] | Median [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Expected term			7 years 1 month 17 days
Volatility, percentage			64.87%
Risk free rate, percentage			3.69%
Warrant [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Fair value of warrants			$ 802,000
Stock price per share (in Dollars per share)			$ 3.04
Warrant [Member] | February 2021 Series A Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Net proceeds of convertible preferred shares			$ 2,669,000
Warrant [Member] | Binomial Option Pricing Model [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Expected dividend yield percentage			0.00%
Series A Preferred Shares [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Cumulative dividend				$ 130,000	209,000
Series B Preferred Stock [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Converted shares (in Shares)				5,158,472
Series B Preferred Stock [Member] | December 2021 Series B Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Received net proceeds					$ 3,800,000
Series A Preferred Shares [Member] | February 2021 Series A Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Series convertible preferred shares (in Shares)			7,000
Series convertible preferred shares par value (in Dollars per share)			$ 0.0001
Series convertible preferred shares par value			$ 1,000
Dividend rights rate			8.00%
Conversion price (in Dollars per share)			$ 150
Net proceeds of convertible preferred shares			$ 1,563,000
Series A Preferred Shares [Member] | December 2020 Convertible Debenture and Warrants [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Converted shares (in Shares)					14,000
Series D [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Net proceeds of convertible preferred shares			1,563,000
Fair value of warrants			$ 8.05
Fair value warrants (in Dollars per share)			$ 12.73
Series E [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Fair value of warrants			$ 8.67
Fair value warrants (in Dollars per share)			$ 15.14
Warrants exercise price per share (in Dollars per share)	$ 1.9
Warrants exercise price per share (in Dollars per share)	1.9
Series E [Member] | February 2021 Series A Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Net proceeds of convertible preferred shares			$ 560,000
Series F [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Warrants exercise price per share (in Dollars per share)	$ 1.9
Series F [Member] | February 2021 Series A Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Net proceeds of convertible preferred shares			$ 1,588,000
Class A ordinary shares [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Converted shares (in Shares)				70,999,400
Stock price per share (in Dollars per share)						$ 0.0001
Exchange issuance (in Shares)	20,000,000
Class A ordinary shares [Member] | Convertible Preferred Stock [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Converted shares (in Shares)					349,789
Series A Preferred Shares [Member] | February 2021 Series A Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Dividend shares (in Shares)				6,500
Series B Preferred Stock [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Additional paid in capital							$ 1,591,000
Series B Preferred Stock [Member] | December 2021 Series B Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Series convertible preferred shares (in Shares)			4,000
Series convertible preferred shares par value (in Dollars per share)			$ 0.0001
Series convertible preferred shares par value			$ 1,000
Series G [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Fair value of warrants			$ 9.66
Fair value warrants (in Dollars per share)			$ 14.78
Warrants exercise price per share (in Dollars per share)	$ 1.9
Series H [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Warrants exercise price per share (in Dollars per share)	$ 1.9
Series D Preferred Stock [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Expected term			6 years 5 months 15 days
Volatility, percentage			107.83%
Issuance of warrants adjusted (in Shares)	3,684,210
Fair value of warrants estimated price per share (in Dollars per share)			$ 0.17
Series D Preferred Stock [Member] | Median [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Fair value of warrants estimated price per share (in Dollars per share)			$ 1.22
Series E Preferred Stock [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Expected term			3 years 5 months 15 days
Volatility, percentage			108.52%
Risk free rate, percentage			4.22%
Issuance of warrants adjusted (in Shares)	21,052,631
Fair value of warrants estimated price per share (in Dollars per share)			$ 0.25
Series E Preferred Stock [Member] | Minimum [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Fair value of warrants estimated price per share (in Dollars per share)			0.35
Series F Preferred Stock [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Issuance of warrants adjusted (in Shares)	21,052,631
Series F Preferred Stock [Member] | Maximum [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Fair value of warrants estimated price per share (in Dollars per share)			$ 1.43
Series G Preferred Stock [Member]
Convertible Preferred Shares and Attached Warrants (Details) [Line Items]
Expected term			7 years 3 months 10 days
Volatility, percentage			107.66%
Risk free rate, percentage			3.87%
Issuance of warrants adjusted (in Shares)	3,007,519
Fair value of warrants estimated price per share (in Dollars per share)			$ 0.18